INVENTORIES (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Production Related Impairments or Charges	1.9	0
Finished Goods [Member]
Inventory Write-down	0.6	0
Raw Material [Member]
Inventory Write-down	0.2	0